Dividends	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Dividends	Dividends
In the twelve months ended December 31, 2024, the Company’s Board of Directors paid the following preference share dividends:

Calendar Quarter	Preference Share Category (1)			Quarterly Total	Declared	Paid
	5.950% PS	5.625% PS	5.625% DS
Q1 2024	$6,595,600	$3,516,000	$3,515,600	$13,627,200	03/01/24	04/01/24
Q2 2024	$6,669,300	$3,516,000	$3,515,600	$13,700,900	05/30/24	07/01/24
Q3 2024	$6,741,900	$3,516,000	$3,515,600	$13,773,500	08/30/24	10/01/24
Q4 2024	$6,815,600	$3,516,000	$3,515,600	$13,847,200	11/29/24	12/30/24
Total Paid	$26,822,400	$14,064,000	$14,062,400	$54,948,800
Per Share	$2.44	$1.41	$1,406.24
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(1)5.950% Preference Shares (AHL PRC) — Fixed to Floating Rate Perpetual Non-Cumulative Preference Shares.
5.625% Preference Shares (AHL PRD) — Perpetual Non-Cumulative Preference Shares.
5.625% Preference Shares (AHL PRE) are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $1.40624 per depositary share.
In the twelve months ended December 31, 2024, the Company paid an ordinary shares dividend of $2.15 per share totalling $195.0 million to Highlands Bermuda Holdco, Ltd., the holder of all the Company’s ordinary shares.